PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equpment, Net
	December 31,
	2014	2015

Cost:
Computers, manufacturing, peripheral equipment	$ 81,855	$ 86,244
Office furniture and equipment	2,876	2,903
Leasehold improvements	1,049	1,161

	85,780	90,308
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	50,271	58,469
Office furniture and equipment	1,616	2,084
Leasehold improvements	755	849

	52,642	61,402

Depreciated cost	$ 33,138	$ 28,906